[LETTERHEAD OF INVESCO CAPITAL MARKETS INC.]

August 24, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Unit Trusts, Series 2494 File No. (333-295987) (CIK No. 0002096515)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on August 21, 2026.

Very truly yours,

/s/ TARA BAKER

Tara Baker

Vice President, Business Operations and Quality Assurance

Invesco Capital Markets, Inc.